Capital and reserves - Share-Based Payment Arrangements (Details)	12 Months Ended
	Dec. 31, 2023 Instruments shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | shares	513,115	167,500
January 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	January 27, 2021
Number of instruments	546,822
Vesting percentage	25.00%
Vesting term	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.
Contractual life	5 years
March 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	March 2022
Number of instruments	1,727,443
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years
May 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	May 2022
Number of instruments	490,662
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years
August 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	August 2022
Number of instruments	107,110
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years
August 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	August 2023
Number of instruments	80,868
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years